Employee Benefit Plans and Share-Based Payments - Summary of Share Based Compensation Plan (Plan 2017-2020) (Detail) - Plan 2017-2020 [Member] $ in Millions	12 Months Ended
	Dec. 31, 2017 ARS ($)	Dec. 31, 2017 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the year	0
- Granted	646,149
- Settled	0
- Expired	(1,200)
Amount at end of year	644,949
Expense recognized during the year | $	$ 69
Fair value of shares on grant date (in dollars) | $ / shares		$ 20.26